Inventories - Impairment of value of inventory (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Inventories.
Beginning Balance	$ 29,842	$ 30,774	$ 31,117
Provision for finished and in progress goods, note 21(a)	(10,536)	(7,243)	(6,877)
Reversal for finished and in progress goods, note 21(a)	(6,685)	(8,314)	(12,348)
Total of provision (reversal) for finished and in progress goods	3,851	(1,071)	(5,471)
Provision for spare parts and supplies, note 28(a)	20,478	22,533	22,394
Reversal for spare parts and supplies, note 28(a)	(19,409)	(22,394)	(17,266)
Provision (reversal) for impairment of spare parts and supplies	1,069	139	5,128
Final balance	$ 34,762	$ 29,842	$ 30,774